Report Of The Directors Financial Review Risk Report - Measurement uncertainty and sensitivity analysis of ECL estimates (Details)	12 Months Ended
	Dec. 31, 2023 economic_scenario $ / bbl	Dec. 31, 2022	Dec. 31, 2019
Oil and Gas, Average Sale Price and Production Cost Per Unit [Line Items]
Number of economic scenarios	4
Number of economic scenarios drawn from consensus forecasts	3
West Texas Intermediate oil
Oil and Gas, Average Sale Price and Production Cost Per Unit [Line Items]
Average oil price | $ / bbl	75
Consensus central scenario
Oil and Gas, Average Sale Price and Production Cost Per Unit [Line Items]
Probability	75.00%	75.00%
GDP growth rate, 5-year average	2.60%		2.90%
Forecast period	5 years	5 years
Consensus central scenario | UK
Oil and Gas, Average Sale Price and Production Cost Per Unit [Line Items]
Probability	75.00%	60.00%
GDP growth rate, 5-year average	1.30%	110.00%
Consensus central scenario | France
Oil and Gas, Average Sale Price and Production Cost Per Unit [Line Items]
Probability	75.00%	60.00%
GDP growth rate, 5-year average	1.40%	120.00%
Consensus central scenario | Due within 1 year
Oil and Gas, Average Sale Price and Production Cost Per Unit [Line Items]
GDP (annual average growth rate, %)	2.20%
Consensus central scenario | Due within 1 year | UK
Oil and Gas, Average Sale Price and Production Cost Per Unit [Line Items]
GDP (annual average growth rate, %)	0.30%	(80.00%)
Consensus central scenario | Due within 1 year | France
Oil and Gas, Average Sale Price and Production Cost Per Unit [Line Items]
GDP (annual average growth rate, %)	0.80%	20.00%
Consensus upside scenario
Oil and Gas, Average Sale Price and Production Cost Per Unit [Line Items]
Probability	10.00%	10.00%
Consensus upside scenario | UK
Oil and Gas, Average Sale Price and Production Cost Per Unit [Line Items]
Probability	10.00%	5.00%
Consensus upside scenario | France
Oil and Gas, Average Sale Price and Production Cost Per Unit [Line Items]
Probability	10.00%	5.00%
Consensus upside scenario | Due within 1 year | UK
Oil and Gas, Average Sale Price and Production Cost Per Unit [Line Items]
GDP (annual average growth rate, %)	10.80%	1460.00%
Consensus upside scenario | Due within 1 year | France
Oil and Gas, Average Sale Price and Production Cost Per Unit [Line Items]
GDP (annual average growth rate, %)	10.40%	1020.00%
Consensus downside scenario
Oil and Gas, Average Sale Price and Production Cost Per Unit [Line Items]
Probability	10.00%	10.00%
Consensus downside scenario | UK
Oil and Gas, Average Sale Price and Production Cost Per Unit [Line Items]
Probability	10.00%	25.00%
Consensus downside scenario | France
Oil and Gas, Average Sale Price and Production Cost Per Unit [Line Items]
Probability	10.00%	25.00%
Consensus downside scenario | Due within 1 year | UK
Oil and Gas, Average Sale Price and Production Cost Per Unit [Line Items]
GDP (annual average growth rate, %)	(1.00%)	(300.00%)
Consensus downside scenario | Due within 1 year | France
Oil and Gas, Average Sale Price and Production Cost Per Unit [Line Items]
GDP (annual average growth rate, %)	(0.30%)	(90.00%)
Downside 2 scenario
Oil and Gas, Average Sale Price and Production Cost Per Unit [Line Items]
Probability	5.00%	5.00%
Downside 2 scenario | UK
Oil and Gas, Average Sale Price and Production Cost Per Unit [Line Items]
Probability	5.00%	10.00%
Downside 2 scenario | France
Oil and Gas, Average Sale Price and Production Cost Per Unit [Line Items]
Probability	5.00%	10.00%
Downside 2 scenario | Due within 1 year | UK
Oil and Gas, Average Sale Price and Production Cost Per Unit [Line Items]
GDP (annual average growth rate, %)	(8.80%)	(750.00%)
Downside 2 scenario | Due within 1 year | France
Oil and Gas, Average Sale Price and Production Cost Per Unit [Line Items]
GDP (annual average growth rate, %)	(6.60%)	(740.00%)